LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long Term Prepayments Deposits And Other Assets [Abstract]
Other long-term assets	$ 22,327	$ 16,824
Less: accumulated amortization	(10,289)	(4,309)
Other long-term assets, net	12,038	12,515
Long-term prepayments	9,217	29,250
Other deposits and other	5,323	4,582
Deposits for acquisition of property and equipment	931	1,645
Deferred financing costs, net	278	333
Long-term prepayments, deposits and other assets	$ 27,787	$ 48,325